Offerings - Offering: 1	Nov. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	853,076
Proposed Maximum Offering Price per Unit	13.36
Maximum Aggregate Offering Price	$ 11,397,095.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,573.94
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's common stock, par value $0.01 per share (the "Common Stock"), that become issuable under applicable Inducement Restricted Stock Units Award Agreements by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the registrant's receipt of consideration that would increase the number of outstanding shares of Common Stock. Amount Registered represents shares of Common Stock issuable upon the vesting of restricted stock units granted to Michael Trachtenberg to induce him to accept employment with the registrant as its President in accordance with Section 303A.08 of the New York Stock Exchange Listed Company Manual. Pursuant to Rule 457(c) and 457(h) of the Securities Act, the Proposed Maximum Offering Price Per Share is based upon the average of the high and low prices of Common Stock, as reported on the New York Stock Exchange on November 24, 2025, which was $13.36 per share.